Strategic Restructuring - Additional Information (Details) $ in Thousands		3 Months Ended	6 Months Ended
	Feb. 22, 2023 POSITION	Mar. 31, 2023 USD ($)	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Number of Positions Eliminated, Period Percent			27.00%
Infinity Pharmaceuticals Inc [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost		$ 1,720
Restructuring and Related Cost, Number of Positions Eliminated, Period Percent	13.00%
Restructuring and Related Cost, Number of Positions Eliminated | POSITION	4
General and Administrative Expense [Member] | Infinity Pharmaceuticals Inc [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost		1,600
Research and Development Expense [Member] | Infinity Pharmaceuticals Inc [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost		$ 100